Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable Net
Accounts Receivable, net - Lessen by Provision for Doubtful Accounts

Accounts receivable, net consist of the following:

	December 31, 2024	December 31, 2023
Accounts receivable	$33,399	$42,237
Less: Allowance for credit losses	—	—
Accounts receivable, net	$33,399	$42,237

Accounts Receivable, net - Changes to provisions for credit losses

Charges to provisions for credit losses are summarized as follows:

Allowance for credit losses	Balance at beginning of period	Charges to costs and expenses	Amount utilized	Balance at end of period
Year ended December 31, 2024	$—	$—	$—	$—
Year ended December 31, 2023	$(2,990)	$—	$2,990	$—
Year ended December 31, 2022	$(2,990)	$—	$—	$(2,990)